DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt (gross)		$ 2,568,751	$ 2,582,196
Subtotal (excluding lessor VIE loans)		985,582	732,568
Deferred finance charges		(32,924)	(16,837)
Total debt		$ 2,535,827	2,565,359
Secured Debt
Debt Instrument [Line Items]
Maturity term	5 years	5 years
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt (gross)		$ 43,767	58,300
Maturity term		5 years
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt (gross)		$ 41,667	46,875
Maturity term		5 years
Secured Debt | Margin Loan Facility
Debt Instrument [Line Items]
Total debt (gross)		$ 100,000	100,000
Secured Debt | Golar Bear Facility
Debt Instrument [Line Items]
Total debt (gross)		75,425	86,200
Secured Debt | Golar Frost Facility
Debt Instrument [Line Items]
Total debt (gross)		76,590	87,532
Secured Debt | Golar Glacier Facility
Debt Instrument [Line Items]
Total debt (gross)		127,579	154,226
Secured Debt | Golar Snow Facility
Debt Instrument [Line Items]
Total debt (gross)		128,112	154,566
Secured Debt | Golar Kelvin Facility
Debt Instrument [Line Items]
Total debt (gross)		147,025	182,540
Secured Debt | Golar Ice Facility
Debt Instrument [Line Items]
Total debt (gross)		100,799	117,888
Secured Debt | Golar Tundra Facility
Debt Instrument [Line Items]
Total debt (gross)		104,884	121,741
Secured Debt | Golar Seal CCBFL VIE Loan Facility
Debt Instrument [Line Items]
Total debt (gross)		100,424	123,524
Secured Debt | Golar Crystal Facility
Debt Instrument [Line Items]
Total debt (gross)		91,275	97,163
Secured Debt | Hilli Facility
Debt Instrument [Line Items]
Total debt (gross)		783,071	897,980
Convertible Debt | 2017 Convertible bonds
Debt Instrument [Line Items]
Total debt (gross)		368,133	353,661
Credit Facility | Term Facility
Debt Instrument [Line Items]
Total debt (gross)		150,000	0
Credit Facility | Gimi Facility
Debt Instrument [Line Items]
Total debt (gross)		$ 130,000	$ 0